PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, net	Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	15%-33%
Electronic equipment	10%-33%
Office furniture and equipment	6%
Leasehold improvements	Shorter of the term of the lease or useful life
Property and equipment, net consists of:

	December 31, 2021	December 31, 2020
Computers and software	$1,266	$567
Furniture and equipment	129	82
Electronic equipment	976	152
Vehicles	177	109
Leasehold improvements	493	170
Construction in progress	199	—
	$3,240	$1,080
Less - accumulated depreciation and amortization	(565)	(325)
Total	$2,675	$755